Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Financial Services Portfolio
September 30, 2021
VFS-NPRT3-1121
1.807734.117
Common Stocks - 99.0%
	Shares	Value ($)
Banks - 36.1%
Diversified Banks - 17.2%
Bank of America Corp.	285,300	12,110,985
Citigroup, Inc.	180,300	12,653,454
Piraeus Financial Holdings SA (a)	118,200	190,224
U.S. Bancorp	110,500	6,568,120
Wells Fargo & Co.	308,577	14,321,058
		45,843,841
Regional Banks - 18.9%
Ameris Bancorp	23,300	1,208,804
Associated Banc-Corp.	64,000	1,370,880
Bank OZK	55,200	2,372,496
BOK Financial Corp.	18,342	1,642,526
Cadence Bancorp Class A	99,700	2,189,412
East West Bancorp, Inc.	37,100	2,876,734
First Horizon National Corp.	168,062	2,737,730
First Interstate Bancsystem, Inc.	40,300	1,622,478
Great Western Bancorp, Inc.	24,500	802,130
Heartland Financial U.S.A., Inc.	29,900	1,437,592
Huntington Bancshares, Inc.	357,370	5,524,940
KeyCorp	33,200	717,784
M&T Bank Corp.	42,600	6,361,884
PacWest Bancorp	46,000	2,084,720
Peoples United Financial, Inc.	63,600	1,111,092
PNC Financial Services Group, Inc.	34,100	6,671,324
Popular, Inc.	25,400	1,972,818
Signature Bank	12,700	3,457,956
WesBanco, Inc.	39,500	1,346,160
Wintrust Financial Corp.	35,300	2,837,061
		50,346,521
TOTAL BANKS		96,190,362
Capital Markets - 22.0%
Asset Management & Custody Banks - 12.7%
Affiliated Managers Group, Inc.	13,900	2,100,151
AllianceBernstein Holding LP	69,500	3,445,810
Apollo Global Management LLC Class A	51,700	3,184,203
Bank of New York Mellon Corp.	124,300	6,443,712
Brookfield Asset Management, Inc. Class A	70,300	3,761,753
Carlyle Group LP	71,300	3,371,064
Northern Trust Corp.	11,800	1,272,158
Patria Investments Ltd.	137,000	2,237,210
State Street Corp.	95,900	8,124,648
		33,940,709
Financial Exchanges & Data - 1.8%
Bolsa Mexicana de Valores S.A.B. de CV	731,000	1,406,648
Cboe Global Markets, Inc.	26,527	3,285,634
		4,692,282
Investment Banking & Brokerage - 7.5%
Lazard Ltd. Class A	85,700	3,925,060
Morgan Stanley	124,800	12,144,288
Raymond James Financial, Inc.	30,150	2,782,242
Virtu Financial, Inc. Class A	50,000	1,221,500
		20,073,090
TOTAL CAPITAL MARKETS		58,706,081
Consumer Finance - 8.9%
Consumer Finance - 8.9%
American Express Co.	69,000	11,559,570
Capital One Financial Corp.	58,200	9,426,654
OneMain Holdings, Inc.	51,000	2,821,830
		23,808,054
Diversified Financial Services - 1.2%
Multi-Sector Holdings - 1.2%
Cannae Holdings, Inc. (a)	100,800	3,135,888
Other Diversified Financial Services - 0.0%
Phoenix Vega Mezz PLC (a)	117,200	6,740
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,142,628
Insurance - 20.6%
Insurance Brokers - 3.7%
Arthur J. Gallagher & Co.	40,600	6,035,190
Willis Towers Watson PLC	16,200	3,765,852
		9,801,042
Life & Health Insurance - 1.1%
Primerica, Inc.	18,200	2,796,066
Multi-Line Insurance - 5.3%
American Financial Group, Inc.	19,700	2,478,851
American International Group, Inc.	84,900	4,660,161
Assurant, Inc.	22,300	3,517,825
Hartford Financial Services Group, Inc.	50,700	3,561,675
		14,218,512
Property & Casualty Insurance - 7.5%
Chubb Ltd.	27,800	4,822,744
First American Financial Corp.	25,100	1,682,955
Hiscox Ltd. (a)	190,300	2,145,140
Kemper Corp.	11,900	794,801
Old Republic International Corp.	86,900	2,009,997
The Travelers Companies, Inc.	56,812	8,635,992
		20,091,629
Reinsurance - 3.0%
Reinsurance Group of America, Inc.	43,800	4,873,188
RenaissanceRe Holdings Ltd.	22,000	3,066,800
		7,939,988
TOTAL INSURANCE		54,847,237
IT Services - 2.2%
Data Processing & Outsourced Services - 2.2%
Computer Services, Inc.	10,100	595,900
Fidelity National Information Services, Inc.	13,400	1,630,512
MasterCard, Inc. Class A	10,800	3,754,944
		5,981,356
Professional Services - 1.8%
Research & Consulting Services - 1.8%
Dun & Bradstreet Holdings, Inc. (a)	149,200	2,508,052
Equifax, Inc.	9,500	2,407,490
		4,915,542
Software - 1.0%
Application Software - 1.0%
Black Knight, Inc. (a)	35,700	2,570,400
Thrifts & Mortgage Finance - 5.2%
Thrifts & Mortgage Finance - 5.2%
Essent Group Ltd.	94,008	4,137,292
MGIC Investment Corp.	273,400	4,090,064
NMI Holdings, Inc. (a)	233,544	5,280,430
Radian Group, Inc.	17,600	399,872
		13,907,658
TOTAL COMMON STOCKS (Cost $200,794,928)		264,069,318

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b) (Cost $4,155,059)	4,154,228	4,155,059

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $204,949,987)	268,224,377
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,531,928)
NET ASSETS - 100.0%	266,692,449

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,212,041	77,164,958	74,221,862	961	(78)	-	4,155,059	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	54,600	4,827,810	4,882,410	399	-	-	-	0.0%
Total	1,266,641	81,992,768	79,104,272	1,360	(78)	-	4,155,059

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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